Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2017
Computer Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Laboratory Equipment
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Estimated useful lives	7 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful lives	7 years